Summary of Significant Accounting Policies (Details 4) (USD $)	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Finite - lived intangible assets
Finite-lived intangible assets, Fair Value at Acquisition		$ 68,100,000	$ 68,000,000
Finite-lived intangible assets, Accumulated Amortization		(7,811,000)	(4,135,000)
Finite-lived intangible assets, Net Book Value		60,289,000	63,865,000
Total intangible assets, Fair Value at Acquisition		333,100,000	333,000,000
Total intangible assets, Net Book Value		325,289,000	328,865,000
Fees incurred to acquire trademark		100,000
Amortization expense	300,000	3,200,000	2,700,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015		3,717,000
2016		3,358,000
2017		3,358,000
2018		3,358,000
2019		3,353,000
Thereafter		43,145,000
Total finite-lived intangible assets		60,289,000	63,865,000
Predecessor
Finite - lived intangible assets
Amortization expense				2,300,000
Signature brands
Finite - lived intangible assets
Finite-lived intangible assets, Fair Value at Acquisition		67,100,000	67,000,000
Finite-lived intangible assets, Accumulated Amortization		(7,105,000)	(3,761,000)
Finite-lived intangible assets, Net Book Value		59,995,000	63,239,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Total finite-lived intangible assets		59,995,000	63,239,000
Signature brands | Weighted-average
Finite - lived intangible assets
Amortization period		20 years
Signature brands | Sun Harvest
Finite - lived intangible assets
Fees incurred to acquire trademark		100,000
Amortization period		5 years
Non-compete agreement
Finite - lived intangible assets
Finite-lived intangible assets, Fair Value at Acquisition		1,000,000	1,000,000
Finite-lived intangible assets, Accumulated Amortization		(706,000)	(374,000)
Finite-lived intangible assets, Net Book Value		294,000	626,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Total finite-lived intangible assets		294,000	626,000
Non-compete agreement | Weighted-average
Finite - lived intangible assets
Amortization period		3 years
Trade names
Indefinite - lived intangible assets
Indefinite-lived intangible assets, Fair Value at Acquisition		265,000,000	265,000,000
Indefinite-lived intangible assets, Net Book Value		$ 265,000,000	$ 265,000,000